                                    MAS FUNDS

 Supplement dated August 25, 2000 to the MAS Funds' Investment Class Prospectus
                             dated January 31, 2000

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

                        PORTFOLIO MANAGEMENT TEAM CHANGES

     Due to other responsibilities within the firm, Nicholas J. Kovich will no longer serve on the portfolio management team for the Value Portfolio. In addition, Chris Leavy has resigned from Miller Anderson & Sherrerd, LLP, and will no longer serve as a member of the portfolio management team for the Equity Portfolio.

     Pages 4 and 22 of the Prospectus are hereby amended to delete references to Nicholas J. Kovich.

     Pages 2 and 22 of the Prospectus are hereby amended to delete references to Chris Leavy.



                       PLEASE RETAIN FOR FUTURE REFERENCE

                                    MAS FUNDS

  Supplement dated August 25, 2000 to the MAS Funds' Adviser Class Prospectus
                            dated January 31, 2000

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

                        PORTFOLIO MANAGEMENT TEAM CHANGES

     Due to other responsibilities within the firm, Nicholas J. Kovich will no longer serve on the portfolio management team for the Value Portfolio. In addition, Chris Leavy has resigned from Miller Anderson & Sherrerd, LLP, and will no longer serve as a member of the portfolio management team for the Equity Portfolio.

     Pages 9 and 33 of the Prospectus are hereby amended to delete references to Nicholas J. Kovich.

     Pages 2 and 33 of the Prospectus are hereby amended to delete references to Chris Leavy.




                       PLEASE RETAIN FOR FUTURE REFERENCE

                                    MAS FUNDS

    Supplement dated August 25, 2000 to the MAS Funds' Institutional Class
                       Prospectus dated January 31, 2000

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

                        PORTFOLIO MANAGEMENT TEAM CHANGES

     Due to other responsibilities within the firm, Nicholas J. Kovich will no longer serve on the portfolio management team for the Value Portfolio and Michelle A. Kreisler will no longer serve on the portfolio management teams for the Limited Duration and Targeted Duration Portfolios. In addition, Chris Leavy has resigned from Miller Anderson & Sherrerd, LLP, and will no longer serve as a member of the portfolio management team for the Equity Portfolio.

     Pages 2 and 44 of the Prospectus are hereby amended to delete references to Chris Leavy.

     Pages 7 and 44 of the Prospectus are hereby amended to delete references to Nicholas J. Kovich.

     Pages 20 and 27 of the Prospectus are hereby amended to replace Michelle A. Kreisler with David S. Horowitz as a member of the portfolio management teams for the Limited Duration and Targeted Duration Portfolios.

     Page 44 of the Prospectus is hereby amended to delete references to Michelle A. Kreisler and to include the following description of David Horowitz's' business experience during the last five years:

David S. Horowitz joined MAS as an analyst in 1995. He received a B.S. (Magna Cum Laude) from the Wharton School, University of Pennsylvania and a B.S.E. in Computer Science Engineering from the University of Pennsylvania in 1996. He served as a Director of the Investments Committee for the University of Pennsylvania Student's Federal Credit Union from 1993-1996. He joined the portfolio management teams for the Limited Duration and Targeted Duration Portfolios in 2000.





                       PLEASE RETAIN FOR FUTURE REFERENCE